UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22538
Advisers Investment Trust
(Exact name of registrant as specified in charter)

50 S. LaSalle Street
Chicago, Illinois 60603
(Address of principal executive offices)(Zip code)
The Northern Trust Company
50 S. LaSalle Street
Chicago, Illinois 60603
(Name and address of agent for service)
Registrant's telephone number, including area code:
866-638-5859
Date of fiscal year end:
September 30
Date of reporting period:
September 30, 2024
Item 1. Reports to Stockholders.
(a) The Report to Shareholders is included herewith.
River Canyon
Total Return Bond Fund
Institutional Shares | RCTIX
ANNUAL SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the River Canyon Total Return Bond Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at rivercanyonfunds.com/documents/. You can also request this information by contacting us at 800-245-0371 (toll free) or 312-557-0164.
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
River Canyon Total Return Bond Fund (Institutional Shares/RCTIX)	$69	0.65%
Management’s Discussion of Fund Performance
The Fund outperformed its benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index, over the fiscal year, returning 12.13% net of fees, vs. the benchmark return of 11.57%. The Fund's relative outperformance to its benchmark was driven by the Fund's focus on security selection, maintaining exposure to higher yielding, shorter duration securities with diverse underlying collateral, and active allocation across credit sectors to optimize relative value. The Fund enjoyed strong inflows during the year, and the portfolio management team opportunistically deployed this capital across various fixed-income sectors, focusing on unique corporate and asset-backed securities. Most of the Fund's sector exposures produced positive returns during the year, with the primary contributors to performance being the Fund's exposure to Corporate, Asset-Backed, and non-agency Residential Mortgage Backed securities.
Key Sector Exposure and Attribution
Exposure to credit sectors drove the Fund’s outperformance relative to its benchmark over the reporting period, most notably fund exposure to U.S. corporate, asset backed, residential mortgage backed, and municipal securities drove this outperformance. Asset class hedges detracted from performance.
Portfolio Sector	Starting Allocation	Ending Allocation	Change in Allocation	Gross Return Contribution
Asset Backed	33%	34%	1%	2.77%
Collateralized Loan Obligations	2%	2%	0%	0.32%
Commercial Mortgaged Backed	6%	2%	-4%	0.49%
Corporate	32%	35%	3%	4.53%
Municipal	4%	4%	0%	1.20%
RMBS – Agency	5%	5%	0%	1.71%
RMBS non- Agency	13%	9%	-4%	1.95%
US Treasury	0%	3%	3%	0.47%
Other	5%	6%	1%	-0.62%
Fund Allocation Analysis
The Fund maintained a tactical duration focus on the shorter end of the yield curve, given more attractive yield levels and to reduce the Fund’s exposure to movements in interest rates. The Fund’s strategic allocation throughout the year Corporate Credit and Asset Back Securities, played a key role in the Fund’s performance as these two sectors were the primary drivers of positive returns. The Funds exposure to non-Agency Residential Mortgages and Commercial Mortgage-Backed securities was reduced via paydowns and sales.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the completed fiscal years of the Institutional Shares of the Fund since its inception on December 30, 2014. It assumes a $100,000 initial investment at inception in an appropriate, broad-based securities market index for the same period.
GROWTH OF $100,000
Average Annual Total Returns	1 year	5 year	Since Inception
River Canyon Total Return Bond Fund (Institutional Shares/RCTIX)	12.13%	4.73%	5.61%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.71%
The performance data quoted represents past performance; past performance does not guarantee future results.
Visit rivercanyonfunds.com/documents/ for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS
Fund net assets	$912,486,036
Total number of portfolio holdings	170
Total advisory fees paid	$3,112,862
Portfolio turnover rate as of the end of the reporting period	63.11%
PORTFOLIO DIVERSIFICATION AS A % OF NET ASSETS
Asset-Backed Securities	39.1%
Mortgage-Backed Securities	13.2%
Corporate Bonds	12.7%
Short-Term Investments	10.7%
Foreign Issuer Bonds	9.9%
Bank Debts	9.2%
Municipal Bonds	3.8%
Bankruptcy Claims	3.5%
U.S. Government Obligations	2.8%
All other asset types less than 2%	—%
Where can I find more information?
At rivercanyonfunds.com/documents/, you can find additional information about the Fund, including the Fund’s prospectus, financial information, fund holdings and proxy voting information.
You can also request this information by contacting us at 800-245-0371 (toll free) or 312-557-0164.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800‑245‑0371 (toll free) or 312‑557‑0164 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

(b) Not Applicable.

Item 2. Code of Ethics.

As of September 30, 2024, the registrant had adopted a “code of ethics” (as such term is defined in Item 2 of Form N-CSR) that applies to the registrant’s principal executive officer and principal financial officer. This code is filed as Exhibit 19(a)(1) hereto. There were no substantive amendments or waivers to the code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined the registrant has at least one “audit committee financial expert” (as such term is defined in Item 3 of Form N-CSR) serving on its Audit Committee. The “audit committee financial expert” is Mr. Steven R. Sutermeister, who is “independent” for purposes of this Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees

River Canyon Total Return Bond Fund

2024: $41,600

2023: $40,000

The fees paid to Deloitte & Touche LLP relate to the audit of the registrant’s annual financial statements and letters for the filings of the registrant’s Form N-CEN and Form N-1A.

(b) Audit-Related Fees

River Canyon Total Return Bond Fund

2024: $0

2023: $0

(c) Tax Fees

River Canyon Total Return Bond Fund

2024: $7,300

2023: $7,000

The fees to Deloitte & Touche LLP relate to the preparation of the registrant’s tax returns, review of annual distributions and additional tax provision support services.

(d) All Other Fees

River Canyon Total Return Bond Fund

2024: $0

2023: $0

(e)(1) Except as permitted by rule 2-01(c)(7)(i)(C) of regulation S-X the registrant’s audit committee must pre-approve all audit and non-audit services provided by the independent accountants relating to the operations or financial reporting of the registrant. Prior to the commencement of any audit or non-audit services to the registrant, the audit committee reviews the services to determine whether they are appropriate and permissible under applicable law.

(e)(2) River Canyon Total Return Bond Fund

2024: 0%

2023: 0%

(f) Not applicable

(g) River Canyon Total Return Bond Fund

2024: $7,300

2023: $7,000

(h) The Audit Committee considered the non-audit services rendered to each of the registrant’s investment advisers and believes the services are compatible with each principal accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The Schedule of Investments in securities of unaffiliated issuers is included in the Financial Statements filed under Item 7 of this Form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) - (b) The Financial Statements and Financial Highlights are included herewith.

RIVER CANYON TOTAL RETURN
BOND FUND
ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION
September 30, 2024

ADVISERS INVESTMENT TRUST

RIVER CANYON TOTAL RETURN BOND FUND

TABLE OF CONTENTS

September 30, 2024

ADVISERS INVESTMENT TRUST

RIVER CANYON TOTAL RETURN BOND FUND

SCHEDULE OF INVESTMENTS

September 30, 2024

	Percentage of Net Assets	Principal Amount	Value
ASSET-BACKED SECURITIES	39.1%
ACM Auto Trust Series 2023-1A(a) 8.59%, 01/22/30		$2,062,641	$2,075,813
Ally Bank Auto Credit-Linked Notes Series 2024-A(a) 7.92%, 05/17/32		2,211,677	2,251,089
Ally Bank Auto Credit-Linked Notes Series 2024-A(a) 9.89%, 05/17/32		883,974	901,089
Aqua Finance Trust, Series 2024-A(a)(b) 6.53%, 04/18/50		4,000,000	3,999,513
Avant Credit Card Master Trust, Series 2024-1A(a) 8.80%, 04/15/30		7,280,000	7,311,011
Avant Credit Card Master Trust, Series 2024-1A(a) 13.15%, 04/15/30		12,000,000	12,057,792
Avant Loans Funding Trust Series 2022-REV1(a) 8.57%, 09/15/31		9,000,000	9,079,236
Avant Loans Funding Trust Series 2023-REV1(a) 12.12%, 09/15/32		4,200,000	4,274,602
Avant Loans Funding Trust, Series 2024-REV1(a) 8.00%, 10/15/33		11,120,000	10,947,221
Avant Loans Funding Trust, Series 2024-REV1(a) 9.00%, 10/15/33		1,000,000	919,103
Bayview Opportunity Master Fund VII Series 2024-CAR1 (Floating, U.S. 30-Day Average SOFR + 3.60%)(a)(c) 8.88%, 12/26/31		1,202,496	1,202,026
BHG Securitization Trust Series 2023-B(a) 12.40%, 12/17/36		2,000,000	2,150,247
Bridgepoint CLO VI DAC Series 6A (Floating, Euribor 3M + 6.65%, 6.65% Floor)(a)(c) 10.47%, 11/14/36		1,500,000	1,690,998
Capital Four CLO VII DAC Series 7A (Floating, Euribor 3M + 6.79%, 6.79% Floor)(a)(c) 10.72%, 04/25/37		1,000,000	1,127,894
CFMT LLC, Series 2024-HB15(a) 4.00%, 08/25/34		4,000,000	3,556,145
Chase Auto Owner Trust Series 2024-1A(a)(b)(d)(e) 0.00%, 06/25/31		8,850	2,138,828
Chase Auto Owner Trust Series 2024-2A(a)(b)(d)(e) 0.00%, 08/25/31		6,875	1,715,441
Clsec Holdings 22t LLC Series 2021-1(a) 6.17%, 05/11/37		13,296,176	11,551,172
CP EF Asset Securitization I LLC Series 2022-1A(a) 5.96%, 04/15/30		857,547	858,125
FAT Brands Fazoli's Native I LLC Series 2021-1(a) 7.00%, 07/25/51		15,582,000	14,561,912
FAT Brands GFG Royalty I LLC Series 2021-1A(a) 7.00%, 07/25/51		15,386,000	14,261,294
FAT Brands Twin Peaks I LLC Series 2021-1A(a) 8.00%, 07/25/51		13,720,000	13,290,722

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

RIVER CANYON TOTAL RETURN BOND FUND

SCHEDULE OF INVESTMENTS

September 30, 2024

	Percentage of Net Assets	Principal Amount	Value
FAT Brands Twin Peaks I LLC Series 2024-1A(a) 8.00%, 07/25/51		$4,950,000	$4,795,115
FIGRE Trust Series 2024-HE2(a) 8.20%, 05/25/54		2,000,000	2,070,179
FIGRE Trust, Series 2024-HE3(a) 7.55%, 07/25/54		2,000,000	2,047,232
Foundation Finance Trust Series 2023-2A(a) 9.10%, 06/15/49		2,944,000	3,102,797
Foundation Finance Trust Series 2024-1A(a) 8.13%, 12/15/49		8,000,000	8,343,296
Goldman Home Improvement Issuer Trust Series 2022-GRN1(a)(d)(e)(f) 0.00%, 06/25/52		50,000	2,750,770
Hertz Vehicle Financing III LLC, Series 2024-1A(a) 9.22%, 01/25/29		5,500,000	5,599,720
Hertz Vehicle Financing III LLC, Series 2024-2A(a) 9.41%, 01/27/31		6,250,000	6,391,827
HOA Funding LLC Series 2021-1A(a) 4.72%, 08/20/51		14,065,000	10,555,911
Horizon Aircraft Finance I Ltd. Series 2018-1(a) 4.46%, 12/15/38		3,641,547	3,368,387
HTAP Issuer Trust Series 2024-2(b)(d) 0.00%, 04/25/42		5,000,000	4,948,827
Huntington Bank Auto Credit-Linked Notes Series 2024-1 (Floating, U.S. 30-Day Average SOFR + 5.25%)(a)(c) 10.60%, 05/20/32		1,721,047	1,727,914
ICG U.S. CLO Ltd. Series 2020-1A (Floating, CME Term SOFR 3M + 3.86%, 3.60% Floor)(a)(c) 9.14%, 01/20/35		3,000,000	2,938,171
L.P. LMS Asset Securitization Trust Series 2023-1A(a) 7.48%, 10/17/33		3,000,000	2,952,885
Lendingpoint Asset Securitization Trust Series 2022-C(a)(f) 13.09%, 02/15/30		6,400,000	960,000
Lendmark Funding Trust Series 2021-2A(a) 3.09%, 04/20/32		3,160,000	2,883,632
LOFT, Series 2024-1A (Floating, 3.75% - U.S. 90-Day Average SOFR, 3.75% Floor)(a)(c) 0.00%, 05/21/34		1,840,000	1,840,324
LOFT, Series 2024-1A (Floating, 10.50% - U.S. 90-Day Average SOFR, 10.50% Floor)(a)(c) 0.00%, 05/21/34		2,400,000	2,400,422
MAPS Ltd. Series 2019-1A(a) 4.46%, 03/15/44		619,795	568,408
Mariner Finance Issuance Trust Series 2021-BA(a) 3.42%, 11/20/36		1,980,000	1,844,615
ME Funding LLC Series 2024-1A(a) 8.10%, 04/30/54		4,878,358	4,867,053
Mercury Financial Credit Card Master Trust Series 2022-3A(a) 13.44%, 06/21/27		3,550,000	3,574,395
Mercury Financial Credit Card Master Trust Series 2023-1A(a) 17.07%, 09/20/27		7,525,000	7,624,825

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

RIVER CANYON TOTAL RETURN BOND FUND

SCHEDULE OF INVESTMENTS

September 30, 2024

	Percentage of Net Assets	Principal Amount	Value
Mercury Financial Credit Card Master Trust Series 2024-2A(a) 7.43%, 07/20/29		$7,500,000	$7,656,109
Mission Lane Credit Card Master Trust Series 2023-A(a) 10.03%, 07/17/28		3,500,000	3,547,305
Momnt Technologies Trust Series 2023-1A(a) 8.29%, 03/20/45		3,000,000	3,051,546
Momnt Technologies Trust Series 2023-1A(a) 11.24%, 03/20/45		9,180,000	9,257,789
NRZ Excess Spread-Collateralized Notes Series 2021-GTN1(a) 3.47%, 11/25/26		4,029,314	3,864,132
OnDeck Asset Securitization Trust IV LLC Series 2023-1A(a) 9.93%, 08/19/30		6,000,000	6,273,913
OnDeck Asset Securitization Trust IV LLC Series 2024-1A(a) 8.99%, 06/17/31		3,000,000	3,126,987
OnDeck Asset Securitization Trust IV LLC, Series 2024-2A(a)(b) 7.03%, 10/17/31		2,250,000	2,246,922
Onity Loan Investment Trust, Series 2024-HB2(a) 5.00%, 08/25/37		2,000,000	1,842,880
Oportun Issuance Trust Series 2021-B(a) 5.41%, 05/08/31		3,751,982	3,566,611
Oportun Issuance Trust Series 2021-C(a) 3.61%, 10/08/31		2,659,000	2,597,720
Oportun Issuance Trust, Series 2024-2(a) 10.47%, 02/09/32		3,500,000	3,523,482
Pagaya AI Debt Grantor Trust and Pagaya AI Debt Trust Series 2024-6(a) 11.35%, 11/15/31		3,998,972	4,050,441
Pagaya AI Debt Grantor Trust, Series 2024-9(a) 10.11%, 03/15/32		8,000,000	7,991,227
Pagaya AI Debt Trust Series 2023-6(a) 9.00%, 06/16/31		2,749,295	2,783,213
Pagaya AI Debt Trust Series 2023-8(a) 9.00%, 06/16/31		4,947,164	4,903,084
Pagaya AI Debt Trust Series 2024-1(a) 8.34%, 07/15/31		2,499,375	2,554,077
PenFed Auto Receivables Owner Trust, Series 2024-A(a)(b)(d)(e) 0.00%, 09/15/32		37,500	4,738,239
PNMAC GMSR ISSUER TRUST Series 2022-GT1 (Floating, U.S. 30-Day Average SOFR + 4.25%)(a)(c) 9.53%, 05/25/27		12,000,000	12,175,843
Project Silver Series 2019-1(a) 3.97%, 07/15/44		2,691,071	2,476,054
RRE 18 Loan Management DAC Series 18A (Floating, Euribor 3M + 6.42%, 6.42% Floor)(a)(c) 10.22%, 04/15/39		1,280,000	1,423,621
SAFCO Auto Receivables Trust Series 2022-1A(a) 8.62%, 11/19/29		3,000,000	3,043,553
Santander Bank Auto Credit-Linked Notes Series 2023-A(a) 7.08%, 06/15/33		1,063,261	1,073,706

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

RIVER CANYON TOTAL RETURN BOND FUND

SCHEDULE OF INVESTMENTS

September 30, 2024

	Percentage of Net Assets	Principal Amount	Value
Santander Bank Auto Credit-Linked Notes Series 2023-B(a) 12.24%, 12/15/33		$9,380,467	$9,711,878
SEB Funding LLC Series 2024-1A(a) 7.39%, 04/30/54		7,500,000	7,732,514
Service Experts Issuer LLC Series 2021-1A(a) 5.37%, 02/02/32		3,000,000	2,734,715
Service Experts Issuer LLC Series 2024-1A(a) 8.08%, 11/20/35		4,000,000	4,117,250
Skyline Aircraft Series 2006-S3(d)(f) 0.00%, 08/17/33		4,116,655	3,818,198
Sound Point CLO XXX Ltd. Series 2021-2A (Floating, CME Term SOFR 3M + 3.61%, 3.35% Floor)(a)(c) 8.90%, 07/25/34		4,000,000	3,908,450
Sound Point CLO XXXI Ltd. Series 2021-3A (Floating, CME Term SOFR 3M + 3.51%, 3.25% Floor)(a)(c) 8.80%, 10/25/34		2,750,000	2,684,000
Sound Point Euro CLO X Funding DAC Series 10A (Floating, Euribor 3M + 6.52%, 6.52% Floor)(a)(c) 10.35%, 04/20/38		2,000,000	2,268,120
Stream Innovations Issuer Trust Series 2024-1A(a) 7.89%, 07/15/44		1,290,000	1,330,611
Towd Point Mortgage Trust Series 2024-CES1(a) 6.86%, 01/25/64		1,000,000	1,025,690
Trinitas Euro CLO VI DAC Series 6A (Floating, Euribor 3M + 6.38%, 6.38% Floor)(a)(c) 10.21%, 04/15/37		2,000,000	2,251,763
U.S. Auto Funding Trust Series 2022-1A(a) 3.98%, 04/15/25		587,628	581,089
U.S. Auto Funding Trust Series 2022-1A(a)(f) 11.79%, 06/15/29		5,000,000	—
U.S. Bank N.A. Series 2023-1(a) 9.79%, 08/25/32		1,581,860	1,609,387
U.S. Bank N.A. Series 2023-1(a) 13.60%, 08/25/32		2,530,976	2,573,255
Unlock HEA Trust, Series 2024-2(a) 6.00%, 10/25/39		3,000,000	2,211,540
Upstart Securitization Trust Series 2022-3(a)(b)(d)(e)(f) 0.00%, 06/20/32		5,575	65,748
TOTAL ASSET-BACKED SECURITIES (Cost $369,661,879)			356,470,640
BANK DEBTS	9.2%
Asurion, LLC 8.21%, 12/23/26		12,121,203	12,107,384
Champ Acquisition Corp. 10.37%, 12/17/25		10,719,964	10,754,803
Cobham Ultra SeniorCo S.a r.l. (g) 0.00%, 08/03/29		25,000,838	23,896,551
Cobham Ultra SeniorCo S.a.r.l. 9.24%, 08/06/29		11,952,674	11,424,724

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

RIVER CANYON TOTAL RETURN BOND FUND

SCHEDULE OF INVESTMENTS

September 30, 2024

	Percentage of Net Assets	Principal Amount	Value
Electro Rent Corp.(f) 13.93%, 12/15/28		$5,601,338	$5,433,298
Northeast Grocery, Inc. 12.60%, 12/05/28		1,962,500	1,962,500
Optiv Parent, Inc. 10.53%, 08/17/26		5,969,849	5,375,372
Pluto Acquisition I, Inc. 10.35%, 06/20/28		2,000,000	2,020,000
PREIT Associates L.P. 11.21%, 12/10/24		2,397,379	2,403,373
Pretium PKG Holdings, Inc. 7.75%, 10/02/28		8,629,748	8,769,982
TOTAL BANK DEBTS (Cost $84,801,691)			84,147,987
BANKRUPTCY CLAIMS	3.5%
FTX Trade Claim(b)(f)(h) 0.00%,		5,258,400	5,534,466
FTX Trade Claim International(b)(f)(h) 0.00%,		24,741,600	26,040,534
TOTAL BANKRUPTCY CLAIMS (Cost $31,575,000)			31,575,000
CORPORATE BONDS	12.7%
Ahead DB Holdings LLC(a) 6.63%, 05/01/28		1,000,000	967,629
Alteryx, Inc.(a) 8.75%, 03/15/28		10,000,000	10,230,820
Ambac Assurance Corp.(a)(b) 5.10%, 12/31/49		4,317,243	6,000,967
Ardagh Metal Packaging Finance U.S.A. LLC(a) 4.00%, 09/01/29		2,000,000	1,785,235
Brightsphere Investment Group, Inc. 4.80%, 07/27/26		10,850,000	10,604,165
Centene Corp. 4.25%, 12/15/27		5,000,000	4,910,757
Charter Communications Operating LLC 4.91%, 07/23/25		1,153,000	1,151,114
Ferrellgas L.P./Ferrellgas Finance Corp.(a) 5.38%, 04/01/26		5,000,000	4,988,382
Grand Canyon University 4.13%, 10/01/24		7,700,000	7,700,000
HAH Group Holding Co. LLC(a) 9.75%, 10/01/31		8,600,000	8,671,595
LABL, Inc.(a) 10.50%, 07/15/27		27,749,000	27,799,032
Spectrum Brands, Inc.(a) 3.88%, 03/15/31		527,000	461,385
Staples, Inc.(a) 10.75%, 09/01/29		5,000,000	4,851,503

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

RIVER CANYON TOTAL RETURN BOND FUND

SCHEDULE OF INVESTMENTS

September 30, 2024

	Percentage of Net Assets	Principal Amount	Value
Vertical Topco(b)(f) 12.00%, 07/29/30		$10,000,000	$10,075,000
VICI Properties L.P./VICI Note Co., Inc.(a) 4.25%, 12/01/26		5,000,000	4,951,371
VICI Properties L.P./VICI Note Co., Inc.(a) 3.50%, 02/15/25		2,000,000	1,983,189
VF Corp.(b) 6.00%, 10/15/33		9,000,000	9,089,134
TOTAL CORPORATE BONDS (Cost $115,042,677)			116,221,278
FOREIGN ISSUER BONDS	9.9%
Avianca Midco 2 PLC(a) 9.00%, 12/01/28		10,223,100	10,199,465
Cerdia Finanz GmbH(a)(b) 9.38%, 10/03/31		10,000,000	10,200,000
International Game Technology PLC(a) 4.13%, 04/15/26		17,362,000	17,135,368
Latam Airlines Group S.A.(a) 13.38%, 10/15/27		21,476,000	23,689,467
Rakuten Group, Inc.(a) 11.25%, 02/15/27		2,000,000	2,187,068
Rakuten Group, Inc.(a) 9.75%, 04/15/29		5,000,000	5,456,250
Stonegate Pub Co. Financing 2019 PLC(a) 10.75%, 07/31/29		15,557,000	21,539,894
TOTAL FOREIGN ISSUER BONDS (Cost $87,878,384)			90,407,512
MORTGAGE-BACKED SECURITIES	13.2%
PRIVATE	5.7%
Home Equity	5.2%
Angel Oak Mortgage Trust Series 2022-3(a)(i) 4.16%, 01/25/67		5,643,375	5,371,980
Barclays Mortgage Loan Trust Series 2022-INV1(a)(i) 4.52%, 02/25/62		8,472,800	6,806,025
CFMT LLC Series 2023-H12(a) 4.25%, 04/25/33		5,000,000	4,611,158
CWHEQ Home Equity Loan Trust Series 2006-S2(f) 5.60%, 07/25/27		272,073	257,109
CWHEQ Home Equity Loan Trust Series 2006-S3 (Step to 6.15% on 11/25/24)(b)(j)(k) 5.46%, 06/25/21		2	594,880
CWHEQ Home Equity Loan Trust Series 2006-S5(b)(k) 5.75%, 06/25/35		5	1,716,800
FIGRE Trust Series 2024-HE1(a)(i) 10.03%, 03/25/54		1,000,000	1,040,926
Home Equity Mortgage Trust Series 2006-3 (Floating, CME Term SOFR 1M + 0.57%, 0.46% Floor)(c)(f) 5.43%, 09/25/36		2,708,000	575

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

RIVER CANYON TOTAL RETURN BOND FUND

SCHEDULE OF INVESTMENTS

September 30, 2024

	Percentage of Net Assets	Principal Amount	Value
Home Equity Mortgage Trust Series 2006-3 (Step to 5.72% on 10/25/24)(f)(j) 6.09%, 09/25/36		$2,629,458	$162,344
Home Equity Mortgage Trust Series 2006-4 (Floating, ICE LIBOR USD 1M + 0.61%, 0.61% Floor)(b)(c)(f) 3.99%, 11/25/36		4,391,000	128
Home Equity Mortgage Trust Series 2006-4 (Floating, CME Term SOFR 1M + 0.61%, 0.50% Floor)(c)(f) 5.47%, 11/25/36		1,354,000	789
Home Equity Mortgage Trust Series 2006-4(f) 6.23%, 11/25/36		1,637,839	104,942
Home Equity Mortgage Trust Series 2006-5 (Floating, CME Term SOFR 1M + 0.51%, 0.40% Floor)(c)(f) 5.37%, 01/25/37		258,997	12,950
Imperial Fund Mortgage Trust Series 2022-NQM4 (Step to 5.01% on 11/25/24)(a)(j) 5.04%, 06/25/67		4,000,000	3,379,236
Imperial Fund Mortgage Trust Series 2022-NQM5 (Step to 6.30% on 8/25/26)(a)(j) 6.25%, 08/25/67		4,125,000	4,069,449
Indymac Residential Mortgage-Backed Trust Series 2005-L3 (Floating, CME Term SOFR 1M + 0.55%, 0.44% Floor)(b)(c) 5.41%, 12/16/35		1,019,281	815,425
JP Morgan Resecuritization Trust Series 2009-7(a)(i) 7.00%, 09/27/37		9,554,751	4,314,116
PRPM Trust Series 2022-INV1(a)(i) 4.43%, 04/25/67		2,600,000	2,214,514
Residential Asset Securitization Trust Series 2006-A6 (Floating, 5.79% - CME Term SOFR 1M, 5.90% Cap)(b)(c)(l) 0.93%, 07/25/36		11,995,200	1,099,031
Saluda Grade Alternative Mortgage Trust Series 2023-SEQ3(a)(i) 10.25%, 06/01/53		10,502,250	10,780,981
Total Home Equity (Cost $49,506,572)			47,353,358
Commercial Mortgage-Backed Securities	0.5%
CSMC Trust Series 2022-NQM4 (Step to 5.29% on 7/25/26)(a)(j) 4.82%, 06/25/67		4,169,835	4,138,380
Total Commercial Mortgage-Backed Securities (Cost $4,008,022)			4,138,380
U.S. GOVERNMENT AGENCIES	7.5%
Fannie Mae REMICS Series 2013-67 (Floating, 5.99% - U.S. 30-Day Average SOFR, 6.10% Cap)(b)(c)(l) 0.71%, 07/25/43		7,654,686	854,831
Fannie Mae REMICS Series 2020-27 (Floating, 5.84% - U.S. 30-Day Average SOFR, 5.95% Cap)(b)(c)(l) 0.56%, 05/25/50		16,498,344	2,156,261
Fannie Mae REMICS Series 2022-19 (Floating, 5.60% - U.S. 30-Day Average SOFR, 5.60% Cap)(b)(c)(l) 0.32%, 04/25/52		31,142,216	3,304,236

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

RIVER CANYON TOTAL RETURN BOND FUND

SCHEDULE OF INVESTMENTS

September 30, 2024

	Percentage of Net Assets	Principal Amount	Value
Freddie Mac REMICS Series 4833 (Floating, 5.89% - U.S. 30-Day Average SOFR, 6.00% Cap)(b)(c)(l) 0.54%, 10/15/44		$16,789,512	$1,831,054
Freddie Mac REMICS Series 5240 (Floating, 5.89% - U.S. 30-Day Average SOFR, 9999.00% Cap)(b)(c)(l) 0.54%, 03/25/50		15,878,820	2,276,629
FREMF Mortgage Trust Series 2019-KF59 (Floating, U.S. 30-Day Average SOFR + 6.11%, 6.00% Floor)(a)(c) 11.46%, 02/25/29		19,291,011	19,098,613
Government National Mortgage Association Series 2013-9 (Floating, 6.64% - CME Term SOFR 1M, 6.75% Cap)(b)(c)(l) 1.67%, 01/20/43		16,808,641	2,285,706
Government National Mortgage Association Series 2016-116 (Floating, 5.99% - CME Term SOFR 1M, 6.10% Cap)(b)(c)(l) 1.02%, 09/20/46		10,595,251	1,303,208
Government National Mortgage Association Series 2019-110 (Floating, 5.94% - CME Term SOFR 1M, 6.05% Cap)(b)(c)(l) 0.97%, 09/20/49		54,047,949	7,680,220
Government National Mortgage Association Series 2019-115 (Floating, 5.90% - CME Term SOFR 1M, 6.10% Cap)(b)(c)(l) 1.02%, 09/20/49		18,692,837	2,487,172
Government National Mortgage Association Series 2020-47 (Floating, 5.89% - CME Term SOFR 1M, 6.00% Cap)(b)(c)(l) 0.92%, 02/20/49		37,333,522	4,101,868
Government National Mortgage Association Series 2020-7 (Floating, 5.90% - CME Term SOFR 1M, 6.10% Cap)(b)(c) 0.97%, 01/20/50		16,869,427	1,660,922
Government National Mortgage Association Series 2021-160 (Floating, 6.19% - CME Term SOFR 1M, 6.30% Cap)(b)(c)(l) 1.22%, 09/20/51		13,011,021	1,917,427
Government National Mortgage Association Series 2021-205 (Floating, 3.20% - U.S. 30-Day Average SOFR, 3.20% Cap)(b)(c)(l) 0.00%, 11/20/51		156,820,038	4,064,728
Government National Mortgage Association Series 2022-190 (Floating, 5.99% - CME Term SOFR 1M, 6.10% Cap)(b)(c)(l) 1.02%, 08/20/49		30,948,961	3,673,112
Government National Mortgage Association Series 2023-135 (Floating, 28.17% - U.S. 30-Day Average SOFR, 28.17% Cap)(c) 5.00%, 09/20/53		3,959,648	4,487,356
Government National Mortgage Association Series 2024-128 (Floating, 18.29% - U.S. 30-Day Average SOFR, 18.29% Cap)(c) 3.59%, 08/20/54		4,975,862	5,496,717
TOTAL U.S. GOVERNMENT AGENCIES (Cost $68,032,620)			68,680,060
TOTAL MORTGAGE-BACKED SECURITIES (Cost $121,547,214)			120,171,798

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

RIVER CANYON TOTAL RETURN BOND FUND

SCHEDULE OF INVESTMENTS

September 30, 2024

	Percentage of Net Assets	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS	2.8%
U.S. Treasury Bond 4.25%, 02/15/54		$15,000,000	$15,285,937
U.S. Treasury Note 3.88%, 08/15/34		10,000,000	10,070,313
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $24,100,766)			25,356,250
MUNICIPAL BONDS	3.8%
GDB Debt Recovery Authority of Commonwealth Puerto Rico Taxable Revenue Bond 7.50%, 08/20/40		4,689,240	4,560,286
PR Custodial Trust(b)(d) 0.00%, 03/15/49		521,000	75,084
PR Custodial Trust(d) 0.00%, 03/15/49		7,510,000	1,360,210
PRCCDA Custodial Trust(d) 0.00%, 03/15/49		1,415,000	337,310
PRHTA Custodial Trust(b)(d) 0.00%, 12/06/49		6,890,000	1,858,364
PRIFA Custodial Trust(b)(d) 0.00%, 03/15/49		128,011,000	26,697,091
TOTAL MUNICIPAL BONDS (Cost $34,693,847)			34,888,345

	Percentage of Net Assets	Shares	Value
SHORT-TERM INVESTMENTS	10.7%
Northern Institutional Treasury Portfolio (Premier Class), 4.78%(m)		97,724,382	97,724,382
TOTAL SHORT-TERM INVESTMENTS (Cost $97,724,382)			97,724,382
TOTAL INVESTMENTS (Cost $967,025,840)	104.9%		956,963,192
NET OTHER ASSETS (LIABILITIES)	(4.9)%		(44,477,156)
NET ASSETS	100.0%		$912,486,036

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

RIVER CANYON TOTAL RETURN BOND FUND

SCHEDULE OF INVESTMENTS

September 30, 2024

(a)Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.

(b)Non-income producing security.
(c)Floating rate security. The rate presented is the rate in effect at September 30, 2024, and the related index and spread are shown parenthetically for each security.
(d)Zero coupon bond.
(e)Equity tranche security.
(f)Security valued pursuant to Level 3 unobservable inputs.
(g)Position is unfunded. Contract rate was not determined at September 30, 2024 and does not take effect until drawn.
(h)Security represents purchased rights to future bankruptcy settlement amounts, inclusive of any post-petition interest, on certain secured claims against FTX Trading LTD.
(i)Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(j)Step coupon bond. Rate as of September 30, 2024 is disclosed.
(k)FGIC insured bond in which the current value primarily relates to pending insurance payments.
(l)Interest only security
(m)7-day current yield as of September 30, 2024 is disclosed.

Abbreviations:
CLO – Collateralized Loan Obligation
USD – United States Dollar
Forward foreign currency exchange contracts at September 30, 2024:

Counterparty	Settlement Date	Currency Purchased	Currency Purchased Amount	Currency Sold	Currency Sold Amount	Unrealized Appreciation (Depreciation)
Goldman Sachs International	11/29/24	USD	10,975,569	EUR	9,790,000	$51,162
Goldman Sachs International	12/31/24	USD	21,582,050	GBP	16,100,000	$62,836
Goldman Sachs International	10/17/24	GBP	5,054,115	USD	6,571,740	$185,300
Subtotal Appreciation						299,298
Goldman Sachs International	10/17/24	USD	6,163,561	GBP	4,742,660	$(177,082)
Subtotal Depreciation						(177,082)
Total						$122,216

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

STATEMENT OF ASSETS & LIABILITIES

September 30, 2024

River Canyon Total Return Bond Fund
Assets:
Investments, at value (Cost: $967,025,840)	$956,963,192
Cash collateral for derivatives	2,760,914
Receivable for interest	7,809,230
Receivable for dividends	388,634
Receivable for investments sold	15,163,027
Receivables for capital shares sold	1,101,621
Unrealized appreciation on forward foreign currency exchange contracts	299,298
Prepaid expenses	47,058
Total Assets	984,532,974
Liabilities:
Cash overdraft	1,185,912
Unrealized depreciation on forward foreign currency exchange contracts	177,082
Securities purchased payable	56,690,202
Payable for when-issued securities	12,249,659
Capital shares redeemed payable	602,066
Investment advisory fees payable	328,675
Accounting and Administration fees payable	600,543
Regulatory and Compliance fees payable	87,769
Trustee fees payable	583
Other accrued expenses and payables	124,447
Total Liabilities	72,046,938
Net Assets	$912,486,036
Institutional Shares:
Net assets	$912,486,036
Shares of common stock outstanding	89,204,162
Net asset value per share	$10.23
Net Assets:
Paid in capital	$974,845,179
Distributable earnings (loss)	(62,359,143)
Net Assets	$912,486,036

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

STATEMENT OF OPERATIONS

For the year ended September 30, 2024

River Canyon Total Return Bond Fund
Investment Income:
Dividend income	$2,995,989
Interest income	54,558,273
Total investment income	57,554,262
Operating expenses:
Investment advisory	4,377,260
Accounting and Administration	611,068
Regulatory and Compliance	302,096
Trustees	64,004
Legal	57,680
Other	229,542
Total expenses before reductions	5,641,650
Expenses reduced by Adviser	(1,264,398)
Net expenses	4,377,252
Net investment income	53,177,010
Realized and Unrealized Gains (Losses) from Investment Activities:
Net realized gain (loss) from:
Investments	(1,730,841)
Forward foreign currency exchange contracts	(1,875,602)
Foreign currency	476,877
Swap agreements	(4,400,002)
Net realized gain (loss)	(7,529,568)
Net change in unrealized appreciation (depreciation) on:
Investments	32,053,894
Foreign currency translations	23,598
Forward foreign currency exchange contracts	135,983
Swap agreements	(629,652)
Net change in unrealized appreciation (depreciation)	31,583,823
Net realized and unrealized gains from investment activities	24,054,255
Change in Net Assets Resulting from Operations	$77,231,265

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended September 30, 2024 and 2023

	River Canyon Total Return Bond Fund
	2024	2023
Increase (decrease) in net assets:
Operations:
Net investment income	$53,177,010	$36,019,142
Net realized gains (losses) from investment transactions	(7,529,568)	270,249
Change in unrealized appreciation (depreciation) on investments	31,583,823	(8,463,869)
Change in net assets resulting from operations	77,231,265	27,825,522
Dividends paid to shareholders:
From distributable earnings	(53,912,268)	(37,841,846)
Total dividends paid to shareholders	(53,912,268)	(37,841,846)
Capital Transactions:
Proceeds from sale of shares	475,612,516	330,916,265
Value of shares issued to shareholders in reinvestment of dividends	50,839,244	34,625,289
Value of shares redeemed	(170,339,237)	(323,047,552)
Change in net assets from capital transactions	356,112,523	42,494,002
Change in net assets	379,431,520	32,477,678
Net assets:
Beginning of year	533,054,516	500,576,838
End of year	$912,486,036	$533,054,516
Share Transactions:
Sold	47,158,298	32,914,124
Reinvested	5,060,222	3,468,184
Redeemed	(16,952,945)	(32,158,774)
Change	35,265,575	4,223,534

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

FINANCIAL HIGHLIGHTS

For the years indicated

	River Canyon Total Return Bond Fund
	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Net asset value, beginning of year	$9.88	$10.07	$11.14	$10.92	$11.17
Income (loss) from operations:
Net investment income(a)	0.80	0.80	0.49	0.40	0.33
Net realized and unrealized gains (losses) from investments	0.35	(0.16)	(1.09)	0.46	0.02
Total from investment operations	1.15	0.64	(0.60)	0.86	0.35
Less distributions paid:
From net investment income	(0.80)	(0.83)	(0.47)	(0.40)	(0.35)
From net realized gains on investments	—	—	—	(0.24)	(0.25)
Total distributions paid	(0.80)	(0.83)	(0.47)	(0.64)	(0.60)
Change in net asset value	0.35	(0.19)	(1.07)	0.22	(0.25)
Net asset value, end of year	$10.23	$9.88	$10.07	$11.14	$10.92
Total return	12.13%	6.70%(b)	(5.60%)	8.10%	3.20%
Ratios/Supplemental data:
Net assets, end of period (000’s)	$912,486	$533,055	$500,577	$868,654	$166,302
Ratio of net expenses to average net assets	0.65%	0.67%(c)	0.65%	0.66%(c)	0.65%
Ratio of net investment income to average net assets	7.90%	7.99%	4.41%	3.51%	3.02%
Ratio of gross expenses to average net assets(d)	0.84%	0.89%	0.82%	0.88%	1.06%
Portfolio turnover rate	63.11%	71.33%	122.12%(e)	55.64%	44.82%

(a)	The per share amounts are computed based on average shares outstanding.
(b)	The Adviser reimbursed the Fund $67,395 during the period in connection with an error. Such reimbursement was 0.02% to the Fund's total return on the payment date.
(c)	Expenses include interest expense on reverse repurchase agreements of 0.01% and 0.02% for the year ended September 30, 2021 and September 30, 2023, respectively, which is excluded from the Fund’s contractual expense limit.
(d)	During the years shown, certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.
(e)	The portfolio turnover rate increased during the year in connection with increased shareholder activity in the Fund.

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

RIVER CANYON TOTAL RETURN BOND FUND

NOTES TO FINANCIAL STATEMENTS

September 30, 2024

Advisers Investment Trust (the “Trust”) is a Delaware statutory trust operating under a Fifth Amended and Restated Agreement and Declaration of Trust (the “Trust Agreement”) dated March 9, 2023. The Trust was formerly an Ohio business trust, which commenced operations on December 20, 2011. On March 31, 2017, the Trust was converted to a Delaware statutory trust. As an open-end registered investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2013-08, the Trust follows accounting and reporting guidance under FASB Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The Trust Agreement permits the Board of Trustees (the “Trustees” or “Board”) to authorize and issue an unlimited number of shares of beneficial interest, at no par value, in separate series of the Trust. The River Canyon Total Return Bond Fund (the “Fund”) is a series of the Trust which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and the Fund’s Institutional Shares class commenced operations on December 30, 2014. Prior to April 6, 2015 shares of the Fund were not registered under the Securities Act of 1933, as amended (the “1933 Act”). During that time, investments in the Fund were made only by individuals or entities that were “accredited investors” within the meaning of Regulation D under the 1933 Act, and shares were issued solely in private placement transactions that did not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. Effective April 6, 2015, the Fund became publicly available for investment.
The investment objective of the Fund is to seek to maximize total return. The Fund has been managed as a diversified fund pursuant to Section 5(b) of the 1940 Act since July 2018. Effective April 26, 2021, the Fund determined to continue to be managed as a diversified fund.
Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust and Fund. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.
A. Significant accounting policies are as follows:
INVESTMENT VALUATION
Investments are recorded at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the following three broad levels:
• Level 1 —quoted prices in active markets for identical assets
• Level 2 —other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, certain short-term debt securities may be valued using amortized cost. Generally, amortized cost approximates the current value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities would be reflected as Level 2 in the fair value hierarchy.
Security prices are generally provided by an approved independent third party pricing service as of the close of the New York Stock Exchange, normally at 4:00 p.m. Eastern Time, each business day on which the share price of the Fund is calculated.

ADVISERS INVESTMENT TRUST

RIVER CANYON TOTAL RETURN BOND FUND

NOTES TO FINANCIAL STATEMENTS

September 30, 2024

Debt and other fixed income securities, if any, are generally valued at an evaluated price provided by an approved independent pricing source. To value debt securities, pricing services may use various pricing techniques, which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term debt securities of sufficient credit quality that mature within sixty days may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.
Equity securities listed or traded on a primary exchange are valued at the closing price, if available, or the last sales price on the primary exchange. If no sale occurred on the valuation date, the securities will be valued at the latest quotations as of the close of the primary exchange. Investments in other open-end registered investment companies are valued at their respective net asset value as reported by such companies. In these types of situations, valuations are typically categorized as a Level 1 in the fair value hierarchy.
Spot and forward foreign currency exchange contracts are generally valued using an independent pricing service. Forward contracts are typically classified within Level 2 of the fair value hierarchy.
Swap agreements are valued daily based upon the terms specific to each agreement with its counterparty as noted in the "Swap Contracts" note in these notes to financial statements.
The Trustees have designated River Canyon Fund Management LLC, as investment adviser to the Fund, as the Fund’s Valuation Designee with responsibility for establishing fair value when the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price) according to policies approved by the Board.
In the fair value situations noted above, while the Trust’s valuation policy is intended to result in a calculation of the Fund’s net asset value that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined pursuant to these guidelines would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold, and these differences could be material to the financial statements. Depending on the source and relative significance of the valuation inputs in these instances, the instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.
The following is a summary of the valuation inputs used as of September 30, 2024 in valuing the Fund's investments based upon the three fair value levels defined above:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Investments in Securities:
Asset-Backed Securities	$—	$348,875,924	$7,594,716	$356,470,640
Bank Debts	—	78,714,689	5,433,298	84,147,987
Corporate Bonds	—	106,146,278	10,075,000	116,221,278
Foreign Issuer Bonds	—	90,407,512	—	90,407,512
Mortgage-Backed Securities	—	119,632,961	538,837	120,171,798
U.S. Government Obligations	—	25,356,250	—	25,356,250
Municipal Bonds	—	34,888,345	—	34,888,345
Short-Term Investments	97,724,382	—	—	97,724,382
Bankruptcy Claims	—	—	31,575,000	31,575,000
Total Investments in Securities	$97,724,382	$804,021,959	$55,216,851	$956,963,192
Other Financial Instruments:
Forward Foreign Currency Contracts*	—	299,298	—	299,298
Forward Foreign Currency Contracts*	—	(177,082)	—	(177,082)
Total Other Financial Instruments	$ —	$122,216	$ —	$122,216
Total Investments	$97,724,382	$804,144,175	$55,216,851	$957,085,408

ADVISERS INVESTMENT TRUST

RIVER CANYON TOTAL RETURN BOND FUND

NOTES TO FINANCIAL STATEMENTS

September 30, 2024

*	These investments are reflected in the financial statements at the unrealized gain or loss on the investment.
Below is a reconciliation that details the activity of securities classified as Level 3 during the year ended September 30, 2024:

Investments, at value	Beginning Value	Current Year Amortization	Purchases	Sales	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Ending Value	Change in Unrealized Appreciation (Depreciation) from Investments still held at End of Peiod
Asset-Backed Securities	$ 13,658,242	$6,384	$ —	$(424,929)	$ —	$(6,604,981)	$960,000	$ —	$7,594,716	$ $(11,263,575)
Bank Debts	—	19,022	5,460,936	(28,212)	928	(19,376)	—	—	5,433,298	(19,376)
Bankruptcy Claims	—	—	31,575,000	—	—	—	—	—	31,575,000	—
Corporate Bonds	—	138	9,700,000	—	—	374,862	—	—	10,075,000	374,862
Mortgage-Backed Securities	395,724	82,943	—	—	—	60,170	—	—	538,837	60,170
Total	$14,053,966	$108,487	$46,735,936	$(453,141)	$928	$(6,189,325)	$960,000	$ —	$55,216,851	$(10,847,919)
The following is a summary of the valuation techniques and unobservable inputs used in valuing the Fund's securities classified as Level 3 as of September 30, 2024:

Investments in Level 3 Securities	Value	Valuation Techniques	Unobservable Inputs
Asset-Backed Securities:	$3,818,198	Broker quotes	Price
	960,000	Discounted cash flows	Discount rate (25% yield)
	2,816,518	Independent pricing services	Price
	—	Worthless	Worthless
Bank Debts	5,433,298	Market comparable companies	EBITDA multiple (4.8x)
Bankruptcy Claims	31,575,000	Recent transactions	Price
Corporate Bonds	10,075,000	Broker quotes	Price
Mortgage-Backed Securities:	12,950	Broker quotes	Price
	525,887	Independent pricing services	Price
Total Investments in Level 3 Securities	$55,216,851
FORWARD COMMITMENTS
The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (i.e., “when issued,” “delayed delivery,” “forward commitment,” or “TBA transaction”) consistent with the Fund's ability to manage its investment portfolio. No interest will be earned by the Fund on such purchases until the securities are delivered, however the market value may change prior to delivery. When the Fund makes a commitment to purchase a security on a forward commitment basis, cash or liquid securities equal to the amount of such Fund’s commitments will be reserved for payment of the commitment.
The Fund may enter into TBA sale commitments to help manage portfolio duration, hedge its positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date.
Unsettled TBA sale (purchase) commitments are valued at the current market value of the underlying securities. The contract is adjusted to market value daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the TBA sale (purchase) commitment is closed through the acquisition of an offsetting purchase (sale) commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered.

ADVISERS INVESTMENT TRUST

RIVER CANYON TOTAL RETURN BOND FUND

NOTES TO FINANCIAL STATEMENTS

September 30, 2024

REVERSE REPURCHASE AGREEMENTS
The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund delivers securities in exchange for cash to a counterparty, with a simultaneous agreement to repurchase the same or substantially same securities at an agreed upon price and date. The Fund is entitled to receive principal and interest payments, if any, made on the securities delivered to the counterparty during the term of the agreement. Cash received in exchange for the securities delivered will accrue interest to be paid by the Fund to the counterparty and is recorded as a component of interest expense on the Statement of Operations. The Fund will earmark and reserve Fund assets, in cash or liquid securities, in an amount at least equal to its purchase obligations under the agreements. As of September 30, 2024, there were no reverse repurchase agreements held by the Fund.
DERIVATIVE FINANCIAL INSTRUMENTS
The Fund may engage in various portfolio strategies to seek to increase their return by hedging the portfolio against adverse movements in the equity, debt and currency markets. Losses may arise due to changes in the value of the contract if the counterparty does not perform under the contract. The Fund, in its normal course of business, may enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s exposure may include future claims that may be made against the Fund that have not yet occurred.
Forward Foreign Currency Contracts — The Fund may enter into forward foreign currency contracts to hedge against adverse exchange rate fluctuation to the U.S. dollar or between different foreign currencies in connection with either specific security transactions or portfolio positions. Each contract is valued daily and the change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the opening value and the closing value of the contract. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets & Liabilities. The Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.
Swap Contracts — The Fund may enter into swap agreements, such as total return swaps.
Swap agreements are privately negotiated agreements between the Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. A swap may be entered into in order to, among other things, change the maturity of the Fund’s portfolio, to protect the Fund’s value from changes in interest rates, to expose the Fund to a different security or market or to help the Fund achieve a strategy relative to an index or other benchmark. By entering into a swap agreement, the Fund is exposed to the risk of unanticipated movements in interest rates or in the value of an underlying security or index (or the risk that the counterparty will not fulfill its obligation under the agreement).
Swaps are marked-to-market daily based upon values from third party vendors or quotations from market makers to the extent available; and the change in value, if any, is recorded as an unrealized gain or loss on the Statement of Assets and Liabilities. In the event that market quotations are not readily available or deemed reliable, certain swap agreements may be valued pursuant to guidelines established by the Board. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Fund’s Valuation Designee.
Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Fund are included as part of realized gains or losses on the Statement of Operations. If any, realized gains/losses on swap agreements would be included in Net realized gain (loss) on swap agreements in the Statement of Operations.

ADVISERS INVESTMENT TRUST

RIVER CANYON TOTAL RETURN BOND FUND

NOTES TO FINANCIAL STATEMENTS

September 30, 2024

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.
INVESTMENT TRANSACTIONS AND INCOME
Investments are recorded as of the trade date. The Fund determines the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recognized on the ex-dividend date.
EXPENSE ALLOCATIONS
Expenses directly attributable to a fund in the Trust are charged to that fund, while expenses that are attributable to more than one fund in the Trust are allocated among the applicable funds on a pro-rata basis to each adviser’s series of funds based on relative net assets or another reasonable basis.
DIVIDENDS AND DISTRIBUTIONS
The Fund intends to distribute substantially all of its net investment income as dividends to shareholders on a monthly basis. The Fund intends to distribute its net realized long-term capital gains and its net realized short-term capital gains at least once a year.
Distributions from net investment income and from net realized capital gain are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g. treatment of certain dividend distributions, gains/losses, return of capital, redemption in-kind, etc.), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Distributions to shareholders that exceed net investment income and net realized capital gains for tax purposes are reported as return of capital.
FEDERAL INCOME TAX INFORMATION
No provision is made for Federal income taxes as the Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and distribute substantially all of its net investment income and net realized capital gain in accordance with the Code.
As of September 30, 2024, the Fund did not have uncertain tax positions that would require financial statement recognition or disclosure based on an evaluation of all open tax years for all major tax jurisdictions. The Fund’s tax return for the tax years ended September 30, 2024, 2023, 2022 and 2021 remain subject to examination by the Internal Revenue Service. Interest or penalties incurred, if any, on future unknown, uncertain tax positions taken by the Fund will be recorded as interest expense on the Statement of Operations.
Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
USE OF ESTIMATES
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

ADVISERS INVESTMENT TRUST

RIVER CANYON TOTAL RETURN BOND FUND

NOTES TO FINANCIAL STATEMENTS

September 30, 2024

B. Fees and Transactions with Affiliates and Other Parties
River Canyon Fund Management LLC (the “Adviser” or “River Canyon”), which is registered under the Investment Advisers Act of 1940, as amended, serves as the investment adviser to the Fund. Under the terms of the Trust’s Second Amended and Restated Investment Advisory Agreement (the “Agreement”) with the Adviser, the Fund pays the Adviser an advisory fee computed and accrued daily and paid monthly at the annual rate of 0.65% of average daily net assets. Total fees incurred pursuant to the Agreement are reflected as “Investment advisory” expenses on the Statement of Operations.
Foreside Financial Services, LLC (the “Distributor”) provides distribution services to the Fund pursuant to a distribution agreement with the Trust, on behalf of the Fund. Under its agreement with the Trust, the Distributor acts as an agent of the Trust in connection with the offering of the shares of the Fund on a continuous basis. The Adviser, at its own expense, pays the Distributor an annual $25,000 fee for these services and reimbursement for certain expenses incurred on behalf of the Fund.
The Northern Trust Company (“Northern Trust”) serves as the administrator, transfer agent, custodian and fund accounting agent for the Fund pursuant to written agreements between the Trust, on behalf of the Fund, and Northern Trust. The Fund has agreed to pay Northern Trust a tiered basis-point fee based on the Fund’s daily net assets, subject to a minimum annual fee of $150,000 relating to these services, as well as other charges for additional service activities. Total fees paid to Northern Trust pursuant to these agreements are reflected as “Accounting and Administration” expenses on the Statement of Operations.
Foreside Fund Officer Services, LLC (“Foreside”, d/b/a ACA Group) provides compliance and financial control services for the Fund pursuant to a written agreement with the Trust, on behalf of the Fund, including providing certain officers to the Fund. The Fund pays Foreside an annual asset-based fee, a basis-point fee based on the Fund’s daily net assets, subject to an overall annual minimum fee of $125,000 for these services, and reimburses for certain expenses incurred on behalf of the Fund. Total fees paid to Foreside pursuant to these agreements are reflected as “Regulatory and Compliance” fees on the Statement of Operations.
The officers of the Trust are affiliated with Foreside, Northern Trust, or the Distributor and receive no compensation directly from the Fund for serving in their respective roles. Through September 30, 2024, the Trust paid each Trustee who is not an “interested person,” as that term is defined in the 1940 Act (each, an “Independent Trustee” and, collectively, the “Independent Trustees”) compensation for their services based on an annual retainer of $132,000 and reimbursement for certain expenses. If there are more than six meetings in a year, additional meeting fees may apply. For the year ended September 30, 2024, the aggregate Trustee compensation paid by the Trust was $396,000. The amount of total Trustee compensation and reimbursement of out-of-pocket expenses allocated from the Trust to the Fund is reflected as “Trustees” fees on the Statement of Operations.
The Adviser has contractually agreed to waive fees or reimburse expenses to the extent necessary to limit total annual fund operating expenses (exclusive of brokerage costs, interest, taxes, dividend expense on short positions, litigation and indemnification expenses, expenses associated with investments in underlying investment companies and extraordinary expenses) to 0.65% of the average daily net assets of the Fund until January 28, 2025. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date in which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (exclusive of brokerage costs, interest, taxes, dividend expense on short positions, litigation and indemnification expenses, expenses associated with investments in underlying investment companies and extraordinary expenses) to exceed the applicable expense limitation in effect at the time of repayment or the applicable expense limitation that was in effect at the time of the waiver or reimbursement. The agreement to waive fees and reimburse expenses may be terminated by the Board at any time and will terminate automatically upon termination of the Agreement.
For the year ended September 30, 2024, the Fund incurred advisory fees payable to River Canyon, expense waivers/reimbursements from River Canyon, and paid expense recoupments to River Canyon as follows:

ADVISERS INVESTMENT TRUST

RIVER CANYON TOTAL RETURN BOND FUND

NOTES TO FINANCIAL STATEMENTS

September 30, 2024

Fund	Advisory Fee to River Canyon	Expenses Reduced by River Canyon	Advisory Waivers Recouped by River Canyon
River Canyon Total Return Bond Fund	$4,377,260	$1,264,398	$—

The balances of recoverable expenses to River Canyon by the Fund at September 30, 2024 were as follows:

For the:	Expiring	River Canyon Total Return Bond Fund
Year Ended September 30, 2022	September 30, 2025	$1,483,301
Year Ended September 30, 2023	September 30, 2026	973,234
Year ended September 30, 2024	September 30, 2027	1,264,398
Balances of Recoverable Expenses to the Adviser		$3,720,933
C. Investment Transactions
For the year ended September 30, 2024, the aggregate costs of purchases and proceeds from sales of securities (excluding short-term investments) for the Fund were as follows:

Fund	Cost of Purchases	Proceeds from Sales
River Canyon Total Return Bond Fund	$749,750,078	$416,651,909
D. Derivative Instruments
Below are the types of derivatives by primary risk exposure as presented in the Statement of Assets & Liabilities as of September 30, 2024:

		Assets		Liabilities
Fund	Contract Type	Statement of Assets Location	Value	Statement of Liabilities Location	Value
River Canyon Total Return Bond Fund	Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	299,298	Unrealized depreciation on forward foreign currency exchange contracts	177,082
The following table, set forth by primary risk exposure, displays the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the year ended September 30, 2024:

Fund	Contract Type	Statement of Operations Location	Amount of Realized Gain (Loss) on Derivative Contracts
River Canyon Total Return Bond Fund	Foreign exchange contracts	Net realized gain (loss) from forward foreign currency exchange contracts	$(1,875,602)
	Equity contracts	Net realized gain (loss) from swap agreements	(4,400,002)

Fund	Contract Type	Statement of Operations Location	Change in Unrealized Appreciation (Depreciation) on Derivative Contracts
River Canyon Total Return Bond Fund	Foreign exchange contracts	Change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	$135,983
	Equity contracts	Change in unrealized appreciation (depreciation) on swap agreements	(629,652)
Volume of derivative activity for the fiscal year ended September 30, 2024:

ADVISERS INVESTMENT TRUST

RIVER CANYON TOTAL RETURN BOND FUND

NOTES TO FINANCIAL STATEMENTS

September 30, 2024

	Foreign Exchange Contracts		Equity Contracts
Fund	Number Of Trades	Average Notional Amount	Number Of Trades	Average Notional Amount
River Canyon Total Return Bond Fund	12	$8,508,884	7	$2,856,834
At September 30, 2024, derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral (received)/pledged by the Trust are as follows:

	Derivative Assets		Derivative Liabilities
Counterparty	Foreign exchange contracts	Total	Foreign exchange contracts	Total	Net Derivatives Assets (Liabilities)	Collateral (Received)/ Pledged	Net Exposure
Goldman Sachs International	$299,298	$299,298	$(177,082)	$(177,082)	$122,216	$ —	$(122,216)
E. Federal Income Tax
As of September 30, 2024, the cost, gross unrealized appreciation and gross unrealized depreciation on investments, for Federal income tax purposes, were as follows:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
River Canyon Total Return Bond Fund	$972,069,341	$25,628,153	$ (40,612,086)	$ (14,983,933)

The tax character of distributions paid to shareholders during the latest tax years ended September 30, 2024 and September 30, 2023 for the Fund was as follows:

River Canyon Total Return Bond Fund	Ordinary Income	Net Long Term Gains	Total Taxable Distributions	Tax Return of Capital	Total Distributions Paid
2024	$53,912,268	$ —	$53,912,268	$ —	$53,912,268
2023	$37,841,846	$ —	$37,841,846	$ —	$37,841,846
As of the tax year ended September 30, 2024, the components of accumulated earnings on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long Term Capital Gains	Accumulated Earnings	Distributions Payable	Accumulated Capital and Other Losses	Unrealized (Depreciation)	Total Accumulated (Deficit)
River Canyon Total Return Bond Fund	$3,888,954	$ —	$3,888,954	$ —	$(51,278,796)	$(14,969,301)	$(62,359,143)

As of the tax year ended September 30, 2024, capital losses incurred by the Fund are carried forward indefinitely under the provisions of the Regulated Investment Company Modernization Act of 2010 and are as follows:

Fund	Short-Term Capital Loss Carry-Forward	Long-Term Capital Loss Carry-Forward
River Canyon Total Return Bond Fund	$35,980,908	$15,297,888

ADVISERS INVESTMENT TRUST

RIVER CANYON TOTAL RETURN BOND FUND

NOTES TO FINANCIAL STATEMENTS

September 30, 2024

F. Concentration of Ownership
A significant portion of the Fund's shares may be held in a limited number of shareholder accounts. To the extent that a shareholder or group of shareholders redeem a significant portion of the shares issued by the Fund, this could have a disruptive impact on the efficient implementation of the Fund's investment strategy.
G. Other Risks
 The Fund is subject to market risk, which is the risk related to investments in securities in general and the daily fluctuations in the securities markets. The market prices of the Fund’s securities may go up or down, sometimes rapidly or unpredictably, due to many factors, including fluctuation in interest rates, lack of liquidity in the bond market, national and international economic conditions, adverse investor sentiment, natural disasters, pandemics (e.g., COVID-19), climate change and climate-related events, disruptions to business operations and supply chains, staffing shortages, regulatory events and governmental or quasi-governmental actions and general market conditions. Global economies and financial markets are increasingly interconnected and events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Political events, including armed conflict, tariffs and economic sanctions also contribute to market volatility. These events can have a significant impact on the Fund’s operations and performance.

Report of Independent Registered Public Accounting Firm

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the shareholders of the River Canyon Total Return Bond Fund and the Board of Trustees of Advisers Investment Trust
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of the River Canyon Total Return Bond Fund (the “Fund”), one of the portfolios constituting Advisers Investment Trust (the “Trust”), including the schedule of investments, as of September 30, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes.
In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the River Canyon Total Return Bond Fund of the Trust as of September 30, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2024, by correspondence with the custodian, brokers and agent banks; when replies were not received from brokers and agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche, LLP
Chicago, Illinois
November 25, 2024
We have served as the auditor of one or more River Canyon Fund Management LLC investment companies since 2015.

ADVISERS INVESTMENT TRUST

RIVER CANYON TOTAL RETURN BOND FUND

ADDITIONAL INFORMATION

September 30, 2024 (Unaudited)

A. Other Federal Tax Information
For the fiscal year ended September 30,2024, the percentage of taxable ordinary income distributions that are designated as interest related dividends ("QII") Qualified Interest Income under the Internal Revenue Code Section 871(k)(l)(c) for the Fund were as follows:

Fund	QII Percentage
River Canyon Total Return Bond Fund	88.06%

ADVISERS INVESTMENT TRUST

CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS

September 30, 2024 (Unaudited)

Not Applicable.

ADVISERS INVESTMENT TRUST

PROXY DISCLOSURES

September 30, 2024 (Unaudited)

Not Applicable.

ADVISERS INVESTMENT TRUST

REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS

September 30, 2024 (Unaudited)

Included on page 20 in the Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

September 30, 2024 (Unaudited)

Section 15 of the 1940 Act requires that the Second Amended and Restated Investment Advisory Agreement (the “Agreement”) between the Trust and the Adviser with respect to the Fund be approved by a majority of the Board including a majority of Independent Trustees.  It is the duty of the Board to request as much information as is reasonably necessary to evaluate the terms of the Agreement to determine whether the Agreement is fair to the Fund and its shareholders.  The Board considered and approved the Agreement for the Fund at a meeting held on September 11, 2024.
The Board requested, and the Adviser provided, both written and oral reports containing information and data related to the following: (i) the nature, extent, and quality of the services provided by the Adviser to the Fund; (ii) the investment performance of the Fund and the Adviser (iii) the costs of the services to be provided and the profits to be realized by the Adviser from its relationship with the Fund; (iv) the extent to which economies of scale will be realized as the Fund grows; and (v) whether the fee levels reflect these economies of scale to the benefit of the Fund’s shareholders.
The Board examined the nature, extent, and quality of the advisory services provided by the Adviser.  The Board considered the terms of the Agreement, information and reports provided by the Adviser regarding its business, personnel and operations, and advisory services provided to the Fund.  The Board reviewed the Adviser’s investment philosophy and portfolio construction processes, the Adviser’s compliance program, pending material litigation (if any), insurance coverage, business continuity program, and information security practices.  The Board noted that, as set forth in the reports provided by the Adviser, there had been no material compliance issues or concerns raised or encountered since the last renewal of the Agreement with respect to the Fund or any other fund managed by the Adviser. The Board then considered key risks associated with the Fund and ways in which those risks were mitigated.  Taking into account the personnel involved in servicing the Fund, as well as the materials provided by the Adviser, the Board expressed satisfaction with the quality, extent, and nature of the services received from the Adviser.
The Board reviewed the investment performance for the Fund.  As part of this analysis, the Board reviewed an independent report prepared by FUSE Research Network, LLC (the “FUSE Report”).  The FUSE Report consisted of comparisons of the performance of the Fund to the performance of (i) its selected benchmark; (ii) the Fund and 13 other multisector bond funds selected by FUSE with similar pricing characteristics (the “Peer Group”); and (iii) the Fund and Peer Group and all other multisector bond funds with similar pricing features (the “Peer Universe”). The Board reviewed the methodology used to select the Peer Group and the Peer Universe.  The Board reviewed the performance of the River Canyon Fund for the three-month, one-year, three-year, five-year, and since inception periods ended June 30, 2024 compared to the Peer Group, Peer Universe, and the selected benchmark and noted the River Canyon Fund’s outperformance for all periods.  After considering the information presented to it, the Board expressed satisfaction with the performance of the Fund and the Adviser.
The Board reviewed the cost of services provided and the profits realized by the Adviser, including assertions related to compensation and profitability.  The Board discussed the advisory fee paid by the Fund and the total operating expenses of the Fund.  The Board noted that the Adviser received a management fee of 0.65% of average daily net assets of the Fund.  The Board reviewed the investment advisory fee and the total net expenses paid by the River Canyon Fund in comparison to the median investment advisory fees and the median total net expenses paid by the Peer Group and Peer Universe. The Board then noted that the River Canyon Fund net advisory fee was lower than the median and average advisory fee paid by the Peer Group and that the River Canyon Fund’s total net operating expenses were lower than the median and average for the Peer Group and lower than the median for the Peer Universe as set forth in the FUSE Report.  The Board then considered the expense cap in place for the Fund, noting that the Adviser had contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to 0.65% of average daily net assets. After considering the comparative fee and expense data, as well as performance data, provided by the Adviser, the Board concluded that the advisory fees and expense ratios were reasonable.
The Board examined the profitability of the Adviser’s relationship with the Fund and considered the information provided by the Adviser. Among other things, the Board considered the overall financial condition and profitability of the Adviser and representations made thereto and to the overall importance of the Fund’s relationship to the Adviser’s business strategy.  The Board concluded that, based on both the written and oral reports provided by the Adviser, River Canyon did not expect to earn a profit with respect to its management of the River Canyon Fund.

ADVISERS INVESTMENT TRUST

STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

September 30, 2024 (Unaudited)

In considering the economies of scale for the Fund, the Board considered the marketing and distribution plans for the Fund, the Fund’s capacity, and the Fund’s breakeven point.  The Board noted than other than the investment advisory fee, the Adviser derived no other fees or monetary benefits from the Fund.
In its deliberations, the Board did not identify any particular factor or factors that were all-important or controlling; and each Trustee assigned different weights to various factors considered.

Investment Adviser

River Canyon Fund Management LLC 2728 North Harwood Street, 2nd Floor Dallas, Texas 75201

Custodian

The Northern Trust Company

50 South LaSalle Street

Chicago, Illinois 60603

Independent Registered

Public Accounting Firm

Deloitte & Touche LLP

111 S. Wacker Drive

Chicago, Illinois 60606

Legal Counsel

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, Ohio 43215-6101

Distributor

Foreside Financial Services, LLC

3Canal Plaza, Suite 100 Portland, Maine 04101

For Additional Information, call

800-245-0371 (toll free) or 312-557-0164

RC 09/24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) The Code of Ethics that is the subject of the disclosure required by Item 2 of this Form N-CSR is filed herewith.

(a)(2) Not applicable.

(a)(3) Certifications pursuant to Rule 30a-2(a) are filed herewith.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advisers Investment Trust

By:	/s/ Troy A. Sheets
Troy A. Sheets
Treasurer and Principal Financial Officer

Date:	December 5, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara J. Nelligan
Barbara J. Nelligan
President and Principal Executive Officer

Date:	December 5, 2024

By:	/s/ Troy A. Sheets
Troy A. Sheets
Treasurer and Principal Financial Officer

Date:	December 5, 2024